Expense Example	Nov. 01, 2025 USD ($)
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 776
Expense Example, with Redemption, 3 Years	1,197
Expense Example, with Redemption, 5 Years	1,643
Expense Example, with Redemption, 10 Years	2,875
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,516
Expense Example, with Redemption, 10 Years	3,202
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	796
Expense Example, with Redemption, 3 Years	1,278
Expense Example, with Redemption, 5 Years	1,786
Expense Example, with Redemption, 10 Years	3,174
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	3,477
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,504
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	728
Expense Example, with Redemption, 3 Years	1,220
Expense Example, with Redemption, 5 Years	1,737
Expense Example, with Redemption, 10 Years	3,149
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,604
Expense Example, with Redemption, 10 Years	3,454
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,477
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	790
Expense Example, with Redemption, 3 Years	1,238
Expense Example, with Redemption, 5 Years	1,711
Expense Example, with Redemption, 10 Years	3,011
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,577
Expense Example, with Redemption, 10 Years	3,318
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	403
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,577
Expense Example, with Redemption, 10 Years	3,318
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	750
Expense Example, with Redemption, 3 Years	1,272
Expense Example, with Redemption, 5 Years	1,819
Expense Example, with Redemption, 10 Years	3,304
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,687
Expense Example, with Redemption, 10 Years	3,605
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,646
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	794
Expense Example, with Redemption, 3 Years	1,354
Expense Example, with Redemption, 5 Years	1,938
Expense Example, with Redemption, 10 Years	3,514
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	1,047
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	3,810
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,322
Expense Example, with Redemption, 10 Years	2,875
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	792
Expense Example, with Redemption, 3 Years	1,342
Expense Example, with Redemption, 5 Years	1,917
Expense Example, with Redemption, 10 Years	3,470
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	1,036
Expense Example, with Redemption, 5 Years	1,788
Expense Example, with Redemption, 10 Years	3,767
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	$ 2,827